                                                         SEC FILE NOS. 033-36962
                                                                       811-06175

                               ECLIPSE FUNDS INC.

                     ECLIPSE INTERNATIONAL BROAD MARKET FUND

                       SUPPLEMENT DATED SEPTEMBER 12, 2002
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                  DATED MARCH 1, 2002, AS REVISED JULY 1, 2002


This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information (the "SAI") of Eclipse Funds Inc. regarding Eclipse International Broad Market Fund. You may obtain copies of the Prospectus or the SAI, free of charge, by writing to the Fund at NYLIM Center, 169 Lackawanna Ave., Parsippany, New Jersey 07054.

REDEMPTION FEE FOR THE INTERNATIONAL BROAD MARKET FUND

Effective December 11, 2002, the Eclipse International Broad Market Fund ("Fund") will impose a 2.00% redemption fee on redemptions (including exchanges) of Fund shares in amounts of $50,000 or more made within 60 days of their date of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

To reflect the Fund's redemption fee, the following changes are made to the Prospectus and Statement of Additional Information ("SAI"):

1. The section entitled, "FEES AND EXPENSES OF THE FUND--SHAREHOLDER FEES," on page 77 of the Prospectus is supplemented by adding the following information:

                                                      No-Load Class   Service Class
    Redemption Fee(3)
    (as a % of redemption proceeds)                       2.00%           2.00%


    (3) The redemption fee applies only to redemptions of Fund shares in amounts of $50,000 or more made within 60 days of purchase. The fee, where applicable, is deducted from your redemption proceeds and is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the short-term transactions and not by long-term shareholders in the Fund.

2. The following paragraph is inserted after the last paragraph in the section entitled, "GENERAL POLICIES--SELLING SHARES," on pages 92-93 of the
    Prospectus:


    REDEMPTION FEE

    Effective [December 11, 2002], the International Broad Market Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of shares in amounts of $50,000 or more made within 60 days of purchase.

    The redemption fee is paid directly to the Fund and is designed to offset out-of-pocket administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply on redemptions of certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. Please contact ESS at 1-866-2ECLIPSE (1-866-232-5477) if you have questions as to whether the redemption fee applies to some or all of your shares.


3. The following paragraph is inserted after the last paragraph of the section entitled, "PURCHASES AND REDEMPTIONS," on page 73 of the SAI:

    REDEMPTION FEE

    Effective December 11, 2002, the International Broad Market Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value), on redemptions (including exchanges) of Fund shares in amounts of $50,000 or more made within 60 days of purchase. The redemption fee is received directly by the Fund and is implemented as a 2% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The fee is designed to offset out-of-pocket administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply on redemptions of certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                         SEC FILE NOS. 033-36962
                                                                       811-06175

                               ECLIPSE FUNDS INC.

                        ECLIPSE INTERNATIONAL EQUITY FUND

                       SUPPLEMENT DATED SEPTEMBER 12, 2002
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                  DATED MARCH 1, 2002, AS REVISED JULY 1, 2002

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information (the "SAI") of Eclipse Funds Inc. regarding Eclipse International Equity Fund. You may obtain copies of the Prospectus or the SAI, free of charge, by writing to the Fund at NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

REDEMPTION FEE FOR THE INTERNATIONAL EQUITY FUND

Effective December 11, 2002, the Eclipse International Equity Fund ("Fund") will impose a 2.00% redemption fee on redemptions (including exchanges) of Fund shares in amounts of $50,000 or more made within 60 days of their date of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

To reflect the Fund's redemption fee, the following changes are made to the Prospectus and Statement of Additional Information ("SAI"):

1. The section entitled, "FEES AND EXPENSES OF THE FUND--SHAREHOLDER FEES," on page 81 of the Prospectus is supplemented by adding the following information:


                                                      No-Load Class   Service Class
    Redemption Fee(3)
    (as a % of redemption proceeds)                       2.00%           2.00%


    (3) The redemption fee applies only to redemptions of Fund shares in amounts of $50,000 or more made within 60 days of purchase. The fee, where applicable, is deducted from your redemption proceeds and is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the short-term transactions and not by long-term shareholders in the Fund.

2. The following paragraph is inserted after the last paragraph in the section entitled, "GENERAL POLICIES--SELLING SHARES," on pages 92-93 of the
    Prospectus:

    REDEMPTION FEE

    Effective December 11, 2002, the International Equity Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of shares in amounts of $50,000 or more made within 60 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset out-of-pocket administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply on redemptions of certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. Please contact ESS at 1-866-2ECLIPSE (1-866-232-5477) if you have questions as to whether the redemption fee applies to some or all of your shares.

3. The following paragraph is inserted after the last paragraph of the section entitled, "PURCHASES AND REDEMPTIONS," on page 73 of the SAI:

    REDEMPTION FEE

    Effective December 11, 2002, the International Equity Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value), on redemptions (including exchanges) of Fund shares in amounts of $50,000 or more made within 60 days of purchase. The redemption fee is received directly by the Fund and is implemented as a 2% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The fee is designed to offset out-of-pocket administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply on redemptions of certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.